Expense Example {- Fidelity Series Investment Grade Securitized Fund} - 08.31 Fidelity Series Investment Grade Securitized Fund PRO-03 - Fidelity Series Investment Grade Securitized Fund - Fidelity Series Investment Grade Securitized Fund
Oct. 30, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	4
10 years	$ 19